Financial instruments - maturity analysis (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments - classification
Schedule of residual maturity of financial instruments

	2025			2024
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	85,182	—	85,182	92,994	—	92,994
Trading assets	33,677	12,860	46,537	37,168	11,749	48,917
Derivatives	24,126	36,663	60,789	34,267	44,139	78,406
Settlement balances	645	—	645	2,085	—	2,085
Loans to banks - amortised cost	6,122	836	6,958	5,360	670	6,030
Loans to customers - amortised cost	100,120	318,761	418,881	99,793	300,533	400,326
Other financial assets	11,905	67,865	79,770	14,524	48,719	63,243

Liabilities
Bank deposits	28,465	15,627	44,092	21,675	9,777	31,452
Customer deposits	434,149	8,849	442,998	430,693	2,797	433,490
Settlement balances	942	—	942	1,729	—	1,729
Trading liabilities	39,918	9,104	49,022	44,683	10,031	54,714
Derivatives	24,204	29,770	53,974	34,134	37,948	72,082
Other financial liabilities	21,029	46,570	67,599	22,773	38,314	61,087
Subordinated liabilities	1,076	5,047	6,123	1,051	5,085	6,136
Notes in circulation	3,164	—	3,164	3,316	—	3,316
Lease liabilities	85	450	535	94	536	630

Schedule of undiscounted cash flows payable by contractual maturity

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2025	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	85,182	—	—	—	—	—
Derivatives held for hedging	121	164	21	153	70	69
Settlement balances	645	—	—	—	—	—
Loans to banks - amortised cost	5,544	563	778	8	19	153
Loans to customers - amortised cost	63,503	52,679	93,380	70,214	104,670	127,073
Other financial assets (1)	4,770	7,726	26,014	11,733	24,491	8,742
Finance lease	—	3	7	14	37	26
	159,765	61,135	120,200	82,122	129,287	136,063
Liabilities by contractual maturity up to 20 years
Bank deposits	26,707	2,111	10,523	2,712	3,094	—
Customer deposits	401,858	33,017	9,239	14	—	14
Settlement balances	942	—	—	—	—	—
Derivatives held for hedging	42	54	299	163	39	1
Other financial liabilities	7,547	14,212	24,824	17,301	6,804	1,218
Subordinated liabilities	68	1,193	1,742	3,676	52	342
Other liabilities - Notes in circulation	3,164	—	—	—	—	—
Lease liabilities	25	68	156	80	175	25
	440,353	50,655	46,783	23,946	10,164	1,600
Guarantees and commitments - notional amount (2)
Guarantees (3)	2,810	—	—	—	—	—
Commitments (4)	137,519	—	—	—	—	—
	140,329	—	—	—	—	—

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2024	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	92,994	—	—	—	—	—
Derivatives held for hedging	17	66	107	61	53	76
Settlement balances	2,085	—	—	—	—	—
Loans to banks - amortised cost	5,080	297	612	9	23	158
Loans to customers - amortised cost	59,702	56,264	82,995	63,857	99,837	123,946
Other financial assets (1)	7,068	9,414	17,417	11,643	11,843	7,493
Finance lease	27	89	126	105	207	325
	166,973	66,130	101,257	75,675	111,963	131,998
Liabilities by contractual maturity up to 20 years
Bank deposits	16,914	5,315	10,114	81	79	—
Customer deposits	396,703	34,316	2,713	82	—	14
Settlement balances	1,729	—	—	—	—	—
Derivatives held for hedging	63	343	335	271	43	2
Other financial liabilities	8,305	13,501	22,869	15,350	4,710	987
Subordinated liabilities	53	1,201	2,059	2,927	754	339
Other liabilities - Notes in circulation	3,316	—	—	—	—	—
Lease liabilities	24	68	185	96	168	102
	427,107	54,744	38,275	18,807	5,754	1,444
Guarantees and commitments - notional amount (2)
Guarantees (3)	3,060	—	—	—	—	—
Commitments (4)	132,958	—	—	—	—	—
	136,018	—	—	—	—	—

(1)	Other financial assets exclude equity shares.
(2)	Refer to Note 25 Memorandum items - Contingent liabilities and commitments.
(3)	NatWest Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. NatWest Group expects most guarantees it provides to expire unused.
(4)

NatWest Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. NatWest Group does not expect all facilities to be drawn, and some may lapse before drawdown.